Other Employee-Related Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Other Employee-Related Obligations
Schedule of other employee-related liabilities

€ millions	2021			2020
	Current	Non-Current	Total	Current	Non-Current	Total
Other employee-related liabilities	3,717	398	4,115	3,147	316	3,464
/ Other non-financial liabilities	5,203	860	6,063	4,643	770	5,413
Other employee-related liabilities as % of / Other non-financial liabilities	71	46	68	68	41	64